Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions
Schedule of current and non current provisions

	At December 31,
	2019	2018
	$'m	$'m
Current	48	83
Non-current	29	38
	77	121

Schedule of restructuring and other Provisions

		Other	Total
	Restructuring	provisions	provisions
	$'m	$'m	$'m
At January 1, 2018	25	89	114
Provided	39	103	142
Released	(17)	(24)	(41)
Paid	(26)	(67)	(93)
Exchange	(1)	—	(1)
At December 31, 2018	20	101	121
Provided	16	90	106
Released	(1)	(18)	(19)
Paid	(21)	(89)	(110)
Disposal of Food & Specialty	(9)	(11)	(20)
Exchange	—	(1)	(1)
At December 31, 2019	5	72	77